INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Information in Associates of Company and Company's Ownership (Detail) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Beginning balance			R$ 17,611,369
Interest in earnings of associates			(1,719,031)		R$ (350,399)		R$ (418,897)
Ending balance			R$ 10,678,566		17,611,369
Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee			28,580
Shares held by Cosan			8,574
Cosan ownership interest			30.00%
Termag - Terminal Marítimo de Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee			500,000
Shares held by Cosan			99,250
Cosan ownership interest			19.85%
TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee			500,000
Shares held by Cosan			50,000
Cosan ownership interest			10.00%
CLI SUL SA [Member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee			543,750,625
Shares held by Cosan			108,750,125
Cosan ownership interest			20.00%
Terminal Multimodal de Grãos e Fertilizantes S.A [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee			60,005,000
Shares held by Cosan			30,002,500
Cosan ownership interest			50.00%
Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee			10,749,497
Shares held by Cosan			4,407,293
Cosan ownership interest			41.00%
CEG Rio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee			1,995,022,625
Shares held by Cosan			746,251,086
Cosan ownership interest			37.41%
Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee			61,610,000
Shares held by Cosan			30,188,900
Cosan ownership interest			49.00%
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee	[1]		4,539,007,580
Shares held by Cosan	[1]		177,342,515
Cosan ownership interest		4.15%	4.15%	[1]
Associates [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			R$ 17,611,369		2,913,943
Interest in earnings of associates			1,719,031		350,399
Discontinued operation					45,419
Impairment in associate			(4,672,396)
Dividends			(1,175,775)		(273,346)
Capital reduction					(99,040)
Reclassification to held for sale			(60,792)		(892,854)
Write-off related to sale of shareholding			(2,462,833)
Business Combination	[2]		(413,271)
Capital increase			30,000
Reclassification of financial assets					16,274,081
Other			103,233		(707,233)
Ending balance			10,678,566		17,611,369		2,913,943
Dividend receivable			107,872	[3]	35,836	[4]
Associates [member] | Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			6,170		5,654
Interest in earnings of associates			2,335		1,716
Discontinued operation
Impairment in associate
Dividends			(1,208)		(1,200)
Capital reduction
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]
Reclassification of financial assets
Other
Ending balance			7,297		6,170		5,654
Dividend receivable				[3]		[4]
Associates [member] | Termag - Terminal Marítimo de Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			6,018		8,464
Interest in earnings of associates			(1,721)		(2,446)
Discontinued operation
Impairment in associate
Dividends
Capital reduction
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]
Reclassification of financial assets
Other
Ending balance			4,297		6,018		8,464
Dividend receivable				[3]		[4]
Associates [member] | TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			15,960		17,468
Interest in earnings of associates			7,463		8,826
Discontinued operation
Impairment in associate
Dividends			(7,000)		(10,334)
Capital reduction
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]
Reclassification of financial assets
Other
Ending balance			16,423		15,960		17,468
Dividend receivable				[3]		[4]
Associates [member] | CLI SUL SA [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			217,738
Interest in earnings of associates			17,953
Dividends			(12,900)
Business Combination	[2]
Other
Ending balance			222,791		217,738
Dividend receivable	[3]
Associates [member] | Elevacoes Portuarias S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			217,738		296,746
Interest in earnings of associates					38,992
Discontinued operation
Dividends					(18,960)
Capital reduction					(99,040)
Reclassification to held for sale
Reclassification of financial assets
Other
Ending balance					217,738		296,746
Dividend receivable	[4]
Associates [member] | Terminal XXXIX S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			66,415		53,136
Interest in earnings of associates			14,247		28,247
Discontinued operation
Impairment in associate
Dividends			(19,870)		(14,968)
Capital reduction
Reclassification to held for sale			(60,792)
Write-off related to sale of shareholding
Business Combination	[2]
Reclassification of financial assets
Other
Ending balance					66,415		53,136
Dividend receivable				[3]		[4]
Associates [member] | Terminal Multimodal de Grãos e Fertilizantes S.A [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Interest in earnings of associates			78
Dividends			(20)
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]
Capital increase			30,000
Other
Ending balance			30,058
Dividend receivable	[3]		17
Associates [member] | Companhia Paranaense de Gás - Compagás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			403,532		424,837
Interest in earnings of associates			27,656		36,300
Discontinued operation
Impairment in associate
Dividends			(18,209)		(57,956)
Capital reduction
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]		(413,271)
Reclassification of financial assets
Other			292		351
Ending balance					403,532		424,837
Dividend receivable				[3]	5,636	[4]
Associates [member] | Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			640,332		627,829
Interest in earnings of associates			46,179		37,028
Discontinued operation
Impairment in associate
Dividends			(32,824)		(24,525)
Capital reduction
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]
Reclassification of financial assets
Other
Ending balance			653,687		640,332		627,829
Dividend receivable			5,495	[3]	6,957	[4]
Associates [member] | CEG Rio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			288,386		274,480
Interest in earnings of associates			66,796		84,822
Discontinued operation
Impairment in associate
Dividends			(18,390)		(70,916)
Capital reduction
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]
Reclassification of financial assets
Other
Ending balance			336,792		288,386		274,480
Dividend receivable			16,426	[3]	20,708	[4]
Associates [member] | Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			297,874		291,543
Interest in earnings of associates			13,856		20,828
Discontinued operation
Impairment in associate
Dividends			(24,254)		(14,497)
Capital reduction
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]
Reclassification of financial assets
Other
Ending balance			287,476		297,874		291,543
Dividend receivable				[3]	2,496	[4]
Associates [member] | Companhia Pernambucana de Gás - Copergás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance					415,301
Interest in earnings of associates
Discontinued operation					5,921
Dividends					(19,238)
Capital reduction
Reclassification to held for sale					(401,984)
Reclassification of financial assets
Other
Ending balance							415,301
Dividend receivable	[4]
Associates [member] | Norgás S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Interest in earnings of associates
Dividends
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]
Other
Ending balance
Dividend receivable	[3]		7,425
Associates [member] | Sergipe Gás S.A. - SERGÁS [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance					69,430
Interest in earnings of associates
Discontinued operation					3,230
Dividends					(5,466)
Capital reduction
Reclassification to held for sale					(67,194)
Reclassification of financial assets
Other
Ending balance							69,430
Dividend receivable	[4]
Associates [member] | Companhia de Gás do Ceará - Cegás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance					184,537
Interest in earnings of associates
Discontinued operation					11,573
Dividends					(13,676)
Capital reduction
Reclassification to held for sale					(183,880)
Reclassification of financial assets
Other					1,446
Ending balance							184,537
Dividend receivable	[4]
Associates [member] | Companhia Potiguar de Gás - Potigas [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance					168,887
Interest in earnings of associates
Discontinued operation					14,371
Dividends					(13,118)
Capital reduction
Reclassification to held for sale					(170,140)
Reclassification of financial assets
Other
Ending balance							168,887
Dividend receivable	[4]
Associates [member] | Gás de Alagoas S.A. - ALGÁS [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance					68,448
Interest in earnings of associates
Discontinued operation					10,324
Dividends					(8,492)
Capital reduction
Reclassification to held for sale					(69,656)
Reclassification of financial assets
Other					(624)
Ending balance							68,448
Dividend receivable	[4]
Associates [member] | Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			15,662,485
Interest in earnings of associates			1,524,327		96,075
Discontinued operation
Impairment in associate			(4,672,396)
Dividends			(1,041,100)
Capital reduction
Reclassification to held for sale
Write-off related to sale of shareholding			(2,462,833)
Business Combination	[2]
Reclassification of financial assets					16,274,081
Other			101,653		(707,671)
Ending balance			9,112,136		15,662,485
Dividend receivable			78,509	[3]		[4]
Associates [member] | Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			6,459		7,183
Interest in earnings of associates			(138)		11
Discontinued operation
Impairment in associate
Dividends
Capital reduction
Reclassification to held for sale
Write-off related to sale of shareholding
Business Combination	[2]
Reclassification of financial assets
Other			1,288		(735)
Ending balance			7,609		6,459		R$ 7,183
Dividend receivable				[3]	R$ 39	[4]

[1]	In April 2024, Cosan sold 33,524,185 Vale shares, reducing its stake by 0.78%. The figure of 4.15% refers to the percentage holding, excluding treasury shares, for calculating equity equivalence and receiving dividends.
[2]	As disclosed in note 9.2, the subsidiary Compass acquired a 51% stake and control of Compagas and is no longer considered an associate.
[3]	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.
[4]	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.